Income Taxes - Profit Before Tax by Geographic Location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Total	€ 5,341	€ 4,513	€ 8,505
Germany
Income Taxes
Total	1,201	1,814	2,057
Foreign
Income Taxes
Total	€ 4,140	€ 2,699	€ 6,448